Property and Equipment, net	12 Months Ended
Dec. 31, 2022
Property and Equipment, net
Property and Equipment, net

7. Property and Equipment, net

Property and equipment, net consists of the following:

	December 31,	December 31,
	2021	2022
	RMB’000	RMB’000
Electronic equipment and computers	17,532	5,312
Office furniture and equipment	2,725	2,943
Leasehold improvement	4,971	5,032
Total	25,228	13,287
Less: accumulated depreciation	(14,082)	(10,859)
Less: impairment	(7,987)	—
Property and equipment, net	3,159	2,428

Depreciation expenses were RMB 5.55 million, RMB 2.56 million and RMB 1.77 million for the years ended December 31, 2020, 2021 and 2022, respectively.